UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Countrywide Investments, Inc.
          ----------------------------------------------------------------------
Address:  312 Walnut Street, 21st Floor
          ----------------------------------------------------------------------
          Cincinnati, Ohio 45202
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          ----------------------------------------------------------------------

Form 13F File Number: 28-4774
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maryellen Peretzky
          ----------------------------------------------------------------------
Title:    Chief Operations Officer, Secretary
          ----------------------------------------------------------------------
Phone:    (513) 629-2000
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Maryellen Peretzky                      Cincinnati, Ohio           2/14/00
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        -------------------

Form 13F Information Table Entry Total:     119
                                        -------------------

Form 13F Information Table Value Total: $   300,931
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-                                NONE
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

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           ITEM 1              ITEM 2      ITEM 3    ITEM 4    ITEM 5               ITEM 6             ITEM 7         ITEM 8
       NAME OF ISSUER         TITLE OF     CUSIP      FAIR    SHARES OR      INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                               CLASS       NUMBER    MARKET   PRINCIPAL    ------------------------- See Instr.      (SHARES)
                                                      VALUE     AMOUNT              (b)                  V.
                                                     (000's)                (a)   Shared-      (c)
                                                                           Sole  As Defined  Shared-          (a)     (b)     (c)
                                                                                 in Instr. V  Other          Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL             ADR      N/A             203     2,825     X                                                   2,825
TRANSOCEAN SEDO FOREX, INC.     COM      N/A             173     5,142     X                                  3,872            1,270
AFLAC INC                       COM      001055 10 2   4,563    96,704     X                                 40,000           56,704
AES CORP                        COM      00130H 10 5   4,868    65,125     X                                 45,000           25,125
AT&T CORP                       COM      001957 10 9   6,440   126,738     X                                 70,000           56,738
AT&T CORP LIBERTY MEDIA-A       COM      001957 20 8   3,268    57,600     X                                 57,000              600
AMERICA ONLINE                  COM      02364J 10 4     599     7,900     X                                                   7,900
ABBOTT LABS                     COM      002824 10 0   1,373    37,800     X                                                  37,800
ALCOA INC                       COM      013817 10 1     465     5,600     X                                                   5,600
ALLTEL CORP                     COM      020039 10 3   1,372    16,597     X                                 16,000              597
AMERICAN EXPRESS CO             COM      025816 10 9   1,223     7,355     X                                                   7,355
AMERICAN HOME PRODS CORP        COM      026609 10 7   1,491    38,000     X                                                  38,000
AMERICAN INTL GROUP INC         COM      026874 10 7   4,935    45,645     X                                 23,125           22,520
AMERICAN WTR WKS INC            COM      030411 10 2   1,639    77,150     X                                 70,000            7,150
ANHEUSER BUSCH COS INC          COM      035229 10 3     354     5,000     X                                                   5,000
APACHE CORP                     COM      037411 10 5     412    11,150     X                                                  11,150
BRITISH PETRO CO                ADR      055622 10 4     251     4,234     X                                                   4,234
BANC ONE CORP                   COM      059438 10 1     607    18,973     X                                                  18,973
BANK NEW YORK CO. INC           COM      064057 10 2   8,243   206,090     X                                 84,000          122,090
BANKAMERICA CORP NEW            COM      06605F 10 2     222     4,430     X                                                   4,430
BELL ATLANTIC CORP              COM      077853 10 9   3,835    62,288     X                                 50,000           12,288
BELLSOUTH CORP                  COM      079860 10 2   6,967   148,838     X                                 94,000           54,838
BRISTOL  MYERS  SQUIBB  CO      COM      110122 10 8     899    14,000     X                                                  14,000
BROADWING INC.                  COM      111620 10 0     265     7,200     X                                                   7,200
CLECO CORP                      COM      12561M 10 7     962    30,000     X                                 30,000
CMS ENERGY CORP                 COM      125896 10 0   2,027    65,000     X                                 60,000            5,000
CAMPBELL SOUP CO                COM      134429 10 9     201     5,200     X                                                   5,200
CHASE MANHATTAN CORP NEW        COM      16161A 10 8     360     4,640     X                                                   4,640
CINCINNATI FINL CORP            COM      172062 10 1     507    16,263     X                                                  16,263
CINERGY CORP                    COM      172474 10 8   1,252    51,900     X                                 30,000           21,900
CISCO SYS INC                   COM      17275R 10 2   6,850    63,945     X                                 22,000           41,945
CITIGROUP INC                   COM      172967 10 1   2,333    41,982     X                                 27,000           14,982
COCA  COLA  CO                  COM      191216 10 0   2,225    38,194     X                                                  38,194
COMPAQ COMPUTER CORP            COM      204493 10 0     888    32,800     X                                                  32,800
COMPUWARE CORPATION             COM      205638 10 9   3,672    98,575     X                                 50,000           48,575
CONAGRA INC                     COM      205887 10 2     510    22,500     X                                                  22,500
CONSTELLATION ENERGY GROUP      COM      210371 10 0   1,451    50,050     X                                 50,050
COUNTRYWIDE CREDIT IND.         COM      222372 10 4     313    12,410     X                                                  12,410
DPL INC                         COM      233293 10 9   1,381    79,784     X                                 75,000            4,784
DISNEY WALT CO                  COM      254687 10 6   1,787    61,089     X                                                  61,089
DOW CHEMICAL                    COM      260543 10 3     267     2,000     X                                                   2,000
DU PONT E I DE NEMOURS & CO     COM      263534 10 9   1,719    26,096     X                                                  26,096
DUKE ENERGY CORP                COM      264399 10 6   2,348    46,850     X                                 42,000            4,850
EMC CORP                        COM      268648 10 2     852     7,800     X                                  7,600              200
EMERSON ELEC CO                 COM      291011 10 4   1,331    23,200     X                                 21,000            2,200
ENRON CORP                      COM      293561 10 6   3,023    68,135     X                                                  68,135
EXXON CORP                      COM      302290 10 1   2,674    33,194     X                                                  33,194
FPL GROUP INC                   COM      302571 10 4   1,944    45,400     X                                 45,000              400
FEDERAL HOME LN MTG CORP        COM      313400 30 1   3,523    74,866     X                                  6,000           68,866
FEDERAL NATL MTG ASSN           COM      313586 10 9   2,184    34,980     X                                                  34,980
FEDERATED DEPT STORES INC DEL   COM      31410H 10 1     480     9,500     X                                                   9,500
FIDELITY FINANCIAL OF OHIO      COM      31614P 10 7     305    17,087     X                                                  17,087
FIFTH THIRD BANCORP             COM      316773 10 0   8,241   112,320     X                                  6,750          105,570
FIRST VA BANKS INC              COM      337477 10 3     206     4,800     X                                                   4,800
FIRSTAR CORP                    COM      33763V 10 9   2,781   131,625     X                                 24,000          107,623
FORD MTR CO DEL                 COM      345370 10 0     859    16,106     X                                                  16,106
GTE CORP                        COM      362320 10 3   5,076    71,935     X                                 45,000           26,935
GANNETT INC                     COM      364730 10 1     408     5,000     X                                                   5,000
GAP INC DEL                     COM      364760 10 8   5,475   119,034     X                                 52,000           67,034
GENERAL ELEC CO                 COM      369604 10 3   9,667    62,470     X                                 21,000           41,470
HEWLETT PACKARD CO              COM      428236 10 3   6,222    54,610     X                                 23,100           34,510
HOME DEPOT INC                  COM      437076 10 2   3,712    54,141     X                                 33,000           21,141
HUNTINGTON BANCSHARES INC       COM      446150 10 4     361    15,109     X                                                  15,109
INDYMAC MTG HLDGS INC           COM      456607 10 0   1,297   101,705     X                                                 101,705
INTEL CORP                      COM      458140 10 0  10,671   129,642     X                                 52,800           76,842
INTERMEDIA COMMUNICATION        COM      458810 10 7     511    16,000                                       16,000
INTERNATIONAL BUSINESS MACHS    COM      459200 10 1   5,642    52,237     X                                 18,600           33,637
JOHNSON & JOHNSON               COM      478160 10 4   5,161    55,425     X                                 28,700           26,725
KANSAS CITY PWR & LT CO         COM      485134 10 0   1,132    51,300     X                                 50,000            1,300
KEYCORP NEW                     COM      493267 10 8     852    38,503     X                                                  38,503
KIMBERLY CLARK CORP             COM      494368 10 3     372     5,687     X                                                   5,687
LILLY ELI & CO                  COM      532457 10 8   1,054    15,850     X                                                  15,850
LOWES COS INC                   COM      548661 10 7   1,258    21,050     X                                                  21,050
LUCENT TECHNOLOGIES INC         COM      549463 10 7  10,469   139,930     X                                 64,776           75,154
MCN ENERGY GROUP INC            COM      55267J 10 0   1,982    83,450     X                                 70,000           13,450
MCI WORLDCOM INC                COM      55268B 10 6   6,030   113,647     X                                 62,100           51,547
MCDONALDS CORP                  COM      580135 10 1   5,928   147,050     X                                 55,800           91,250
MEDTRONIC INC                   COM      585055 10 6   3,945   108,275     X                                 73,000           35,275
MELLON BK CORP                  COM      585509 10 2     592    17,370     X                                                  17,370
MERCK & CO INC                  COM      589331 10 7   4,686    69,876     X                                 20,000           49,876
MERRILL LYNCH & CO INC          COM      590188 10 8     233     2,800     X                                                   2,800
MICROSOFT CORP                  COM      594918 10 4   2,752    23,500     X                                  8,500              150
MINNESOTA MNG & MFG CO          COM      604059 10 5     340     3,470     X                                                   3,470
MOTOROLA INC                    COM      620076 10 9   3,031    20,585     X                                          2,250   18,335
NEWS CORP LTD-SPORS             COM      652487 80 2     266     7,950     X                                                   7,950
NEXTEL COMMUNICATIONS           COM      65332V 10 3     258     2,500     X                                                   2,500
NOKIA CORP-SPON                 ADR      654902 20 4   1,368     7,200     X                                          4,500    2,700
NORTEL NETWORKS CORP            COM      656569 10 0  15,075   149,260     X                                         85,400   63,860
OMNICOM GROUP, INC.             COM      681919 10 6   1,360    13,600     X                                         12,500    1,100
ONEOK INC NEW                   COM      682680 10 3     628    25,000     X                                         25,000
PPG INDUSTRIES, INC             COM      693506 10 7     203     3,252     X                                                   3,252
PAINE WEBBER GROUP INC          COM      695629 10 5     272     7,000     X                                                   7,000
PEPSICO INC                     COM      713448 10 8   2,111    59,885     X                                          6,000   53,885
PFIZER  INC                     COM      717081 10 3  10,042   309,585     X                                         91,800  217,785
PHILIP MORRIS COS INC           COM      718154 10 7     304    13,200     X                                                  13,200
PITNEY BOWES INC                COM      724479 10 0     348     7,200     X                                                   7,200
PROCTER & GAMBLE CO             COM      742718 10 9  10,117    92,336     X                                 35,000           57,336
PROVIDENT FINL GROUP INC        COM      743866 10 5     275     7,669     X                                                   7,669
QUALCOMM INC                    COM      747525 10 3   1,444     8,200     X                                                   8,200
SBC COMMUNICATIONS INC          COM      78387G 10 3   4,830    99,079     X                                 60,640           38,439
SARA LEE CORP                   COM      803111 10 3     521    23,600     X                                                  23,600
SCANA CORP                      COM      805898 10 3   1,612    60,000     X                                 60,000
SCHERING PLOUGH CORP            COM      806605 10 1   1,629    38,450     X                                                  38,450
SCHLUMBERGER LTD                COM      806857 10 8   1,482    26,350     X                                 20,000            6,350
SEAGATE TECHNOLOGY INC          COM      811804 10 3     233     5,000     X                                                   5,000
SHELL TRANSPORT & TR-SP         ADR      822703 60 9     235     4,800     X                                                  48,000
SUN MICROSYSTEMS INC            COM      866810 10 4  15,322   197,859     X                                 93,000          104,859
SUNTRUST BANKS INC              COM      867914 10 3     398     5,784     X                                  5,000              784
TANDY CORPORATION               COM      875382 10 3     753    15,300     X                                 15,000              300
TELEFONICA DE ESPANA SA         ADR      879382 20 8   1,063    13,483     X                                 13,000              483
TEXAS INSTRUMENTS               COM      882508 10 4   1,453    15,000     X                                 15,000
TORONTO - DOMINION BANK         COM      891160 50 9     221     8,200     X                                                   8,200
VODAFONE AIRTOUCH               COM      92857T 10 7     747    15,085     X                                                  15,085
WICOR INC                       COM      929253 10 2   1,459    50,000     X                                 50,000
WACHOVIA CORP                   COM      929771 10 3     545     8,019     X                                                   8,019
WAL MART STORES INC             COM      931142 10 3   5,436    78,645     X                                 43,200           35,445
WARNER LAMBERT CO               COM      934488 10 7   1,467    17,900     X                                                  17,900
WELLS FARGO & CO NEW            COM      949746 10 1   3,876    95,845     X                                 30,000           65,845
WILLIAMS COMPANIES INC          COM      969457 10 0     596    19,500     X                                 17,500            2,000